VIA EDGAR





								January 31, 1997




Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549



ATTN:		Office of Filings, Information and Consumer Services


RE:		Smith Barney Natural Resources Fund Inc. (the "Fund")
		File Nos. 33-7339 and 811-4757


Gentlemen:

	Please be advised that today January 31, 1997, I erroneously filed a
497j for the above- captioned

fund, as Accession Number 91155-97-000062. Please withdraw/delete this filing since it was done in error.  Thank you.



								Very truly yours,


								Jacqueline Carr
								Assistant Vice President